Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 97,098,915	$ 103,346,341	$ 104,037,710
Class I [Member]
Disaggregation of Revenue [Line Items]
Revenue	14,955,252	16,036,219	13,483,405
Class II [Member]
Disaggregation of Revenue [Line Items]
Revenue	72,703,253	73,406,689	78,101,861
Class III [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,468,051	3,053,896	3,386,856
Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,972,359	10,849,537	9,065,588
Produced [Member]
Disaggregation of Revenue [Line Items]
Revenue	48,196,669	50,514,976	48,059,165
Produced [Member] | Class I [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,259,470	7,463,707	6,151,443
Produced [Member] | Class II [Member]
Disaggregation of Revenue [Line Items]
Revenue	37,515,249	37,229,199	36,788,116
Produced [Member] | Class III [Member]
Disaggregation of Revenue [Line Items]
Revenue	895,344	1,189,906	1,094,957
Produced [Member] | Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,526,606	4,632,164	4,024,649
Purchased [Member]
Disaggregation of Revenue [Line Items]
Revenue	48,902,246	52,831,365	55,978,545
Purchased [Member] | Class I [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,695,782	8,572,512	7,331,962
Purchased [Member] | Class II [Member]
Disaggregation of Revenue [Line Items]
Revenue	35,188,004	36,177,490	41,313,745
Purchased [Member] | Class III [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,572,707	1,863,990	2,291,899
Purchased [Member] | Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 3,445,753	$ 6,217,373	$ 5,040,939